Operating Leases (Details Narrative) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Nov. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 16, 2024	Aug. 01, 2023
Monthly rent payment			$ 8,505
Annually rent payment			$ 102,060
Premises allowance				$ 253,000		$ 253,000
Amount receivable								$ 253,000
Reimbursement receivable								$ 253,000
ROU assets	$ 514,937			514,937		575,227			$ 663,875
Operating lease liabilities	776,948			776,948		887,028			$ 642,523
Rental expense for operating leases	$ 55,582	$ 33,991		$ 91,398	$ 60,844	$ 138,266	$ 53,344
Lease One [Member]
Operating Lease, Weighted Average Remaining Lease Term	2 years 4 months 24 days			2 years 4 months 24 days		2 years 10 months 24 days
Lease Two [Member]
Operating Lease, Weighted Average Remaining Lease Term	4 years 4 months 24 days			4 years 4 months 24 days		4 years 10 months 24 days
Chicago [Member]
Borrowing rate				4.57%		4.57%
IOWA
Borrowing rate				4.24%		4.24%